INTEREST IN JOINT VENTURES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement1 [Line Items]
Cost of investment in joint ventures	$ 77,974	$ 80,474
Tri-View Shipping Pte. Ltd. [member]
Statement1 [Line Items]
Principal activity	Ship owning and operating
Country of incorporation	Singapore
Proportion of ownership interest and voting power held by the Group	51.00%	51.00%
Cost of investment in joint ventures	$ 132	$ 132
Island Bulk Carriers Pte. Ltd. [member]
Statement1 [Line Items]
Principal activity	Ship owning and operating
Country of incorporation	Singapore
Proportion of ownership interest and voting power held by the Group	65.00%	65.00%
Cost of investment in joint ventures
IVS Bulk Pte. Ltd. [member]
Statement1 [Line Items]
Principal activity	Ship owning and operating
Country of incorporation	Singapore
Proportion of ownership interest and voting power held by the Group	33.50%	33.50%
Cost of investment in joint ventures	$ 66,440	$ 66,440
Petrochemical Shipping Limited [member]
Statement1 [Line Items]
Principal activity	Dormant
Country of incorporation	Isle of Man
Proportion of ownership interest and voting power held by the Group	50.00%	50.00%
Cost of investment in joint ventures	$ 11,402	$ 13,902
Leopard Tankers Pte. Ltd. [member]
Statement1 [Line Items]
Principal activity	Ship owning and operating
Country of incorporation	Singapore
Proportion of ownership interest and voting power held by the Group	50.00%	50.00%
Cost of investment in joint ventures